Income Taxes (Tables)	Nov. 18, 2019
Income Tax Disclosure [Abstract]
Effective Income Tax
For continuing operations, including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy		Virginia Power		Dominion Energy Gas
Six Months Ended June 30,	2019	2018	2019	2018	2019		2018

U.S. statutory rate	21.0%	21.0%	21.0%	21.0%	21.0%		21.0%

Increases (reductions) resulting from:

State taxes, net of federal benefit	0.7	3.8	4.7	4.5	3.0		3.3

Investment tax credits	(3.8)	(0.9)	(5.2)	(1.4)	—		—

Production tax credits	(1.1)	(0.7)	(0.8)	(0.7)	—		—

Reversal of excess deferred income taxes	(6.9)	(1.5)	(4.2)	(2.0)	(0.9)		(1.1)

State legislative change	—	(1.6)	—	—	—		(7.2)

Write-off of regulatory assets	(41.6)	—	—	—	—		—

Other, net	(2.2)	(2.0)	0.3	(0.2)	(4.8)	(1)	(4.7)	(1)

Effective tax rate	(33.9)%	18.1%	15.8%	21.2%	18.3%		11.3%

(1) Includes
(4.0)
% and
(4.9)
% relating to the absence of tax on noncontrolling interest in 2019 and 2018, respectively.